Joint Ventures (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Description of the nature of the relationship		Production and distribution of soluble fertilizers.
Principal place of business of joint venture		Huangjing Road, Dawan Town, Qingbaijiang District, Chengdu Municipality, Sichuan Province
Country of incorporation of joint venture		China
Proportion of ownership interest in joint venture		50.00%
Dividends received		$ 0	$ 0
Coromandel SQM India [Member]
Description of the nature of the relationship		Production and distribution of potassium nitrate.
Principal place of business of joint venture		1-2-10, Sardar Patel Road, Secunderabad– 500003 Andhra Pradesh
Country of incorporation of joint venture		India
Proportion of ownership interest in joint venture		50.00%
Dividends received		$ 0	0
SQM Vitas Fzco. [Member]
Description of the nature of the relationship		Production and commercialization of specialty plant and animal nutrition and industrial hygiene.
Principal place of business of joint venture		Jebel ALI Free Zone P.O. Box 18222, Dubai
Country of incorporation of joint venture		United Arab Emirates
Proportion of ownership interest in joint venture		50.00%
Dividends received		$ 0	0
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Description of the nature of the relationship		Production and distribution of nutrient plant solutions with specialties NPK soluble
Principal place of business of joint venture		Longquan Town, Jimo City, Qingdao Municipality, Shangdong Province
Country of incorporation of joint venture		China
Proportion of ownership interest in joint venture		50.00%
Dividends received		$ 0	0
SQM Vitas Holland B.V. [Member]
Description of the nature of the relationship	[1]	Without information
Principal place of business of joint venture	[1]	Herikerbergweg 238, 1101 CM Amsterdam Zuidoost
Country of incorporation of joint venture	[1]	Holland
Proportion of ownership interest in joint venture	[1]	50.00%
Dividends received	[1]	$ 0	0
Minera Exar S.A. [Member]
Description of the nature of the relationship		Exploration and exploitation of minerals, processing and trading of such minerals
Principal place of business of joint venture		Dr. Sabín 1082 Ciudad de Nieva– San Salvador de Jujuy- Jujuy- República Argentina
Country of incorporation of joint venture		Argentina
Proportion of ownership interest in joint venture		50.00%
Dividends received		$ 0	0
SQM Vitas Brazil Agroindustria [Member]
Description of the nature of the relationship	[2]	Production and commercialization of specialty plant and animal nutrition and industrial hygiene.
Principal place of business of joint venture	[2]	Via Cndeias, Km. 01 Sem Numero, Lote 4, Bairro Cia Norte, Candeias, Bahia.
Country of incorporation of joint venture	[2]	Brazil
Proportion of ownership interest in joint venture	[2]	49.99%
Dividends received	[2]	$ 0	0
SQM Vitas Peru S.A.C. [Member]
Description of the nature of the relationship	[2]	Production and commercialization of specialty plant and animal nutrition and industrial hygiene
Principal place of business of joint venture	[2]	Av. Juan de Arona 187, Torre B, Oficina 301-II, San Isidro, Lima
Country of incorporation of joint venture	[2]	Peru
Proportion of ownership interest in joint venture	[2]	50.00%
Dividends received	[2]	$ 0	0
SQM Vitas Plantacote B.V [Member]
Description of the nature of the relationship	[3]	Production and commercialization of controlled-released fertilizers
Principal place of business of joint venture	[3]	Herikerbergweg 238, 1101 CM Amsterdam Zuidoost
Country of incorporation of joint venture	[3]	Holland
Proportion of ownership interest in joint venture	[3]	50.00%
Dividends received	[3]	$ 0	$ 0

[1]	During May 2016, SQM Vitas Holland B.V. sold its interest in SQM Vitas Spain, to SQM Iberian S.A. resulting in the latter obtaining 100% in this transaction generating a loss of ThUS$ 104.
[2]	SQM Vitas Fzco.
[3]	SQM Vitas Holland B.V.